Schedule 1 - Yield, Inc,'s Financial Statements NRG Yield PL - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Operating Expenses		$ 306	$ 321		$ 277
Interest Expense	[1]	(280)	(263)		(216)
Total other expense, net	[1]	(217)	(238)		(189)
Income Before Income Taxes	[1]	1	82		117
Net Income	[1],[2]	2	70	[3]	113	[3]
Income tax (benefit) expense	[1]	(1)	12		4
Less: Net (loss) income attributable to noncontrolling interests	[1]	(82)	42		48
Less: Pre-acquisition net income (loss) of Drop Down Assets	[1],[3]	27	(5)		49
Net income attributable to NRG Yield, Inc.	[1]	57	33		16
NRG Yield, Inc. [Member]
Operating Expenses	[4]	2	2		0
Equity in Earnings of Consolidated Subsidiaries	[4]	15	93		122
Interest Expense	[4]	(12)	(9)		(5)
Total other expense, net	[4]	3	84		117
Income Before Income Taxes	[4]	1	82		117
Net Income	[4]	2	70		113
Income tax (benefit) expense	[4]	(1)	12		4
Less: Net (loss) income attributable to noncontrolling interests	[4]	(82)	42		48
Less: Pre-acquisition net income (loss) of Drop Down Assets	[4]	27	(5)		49
Net income attributable to NRG Yield, Inc.	[4]	$ 57	$ 33		$ 16

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.